SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts and revenue reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 16,528	$ 12,437	$ 8,540
Charges to earnings	19,070	17,912	15,226
Charges to other accounts	(695)	(536)	(116)
Deductions	(18,498)	(13,285)	(11,213)
Balance at end of period	16,405	16,528	12,437
Sales returns accrual
Movement in Valuation Allowances and Reserves
Balance at beginning of period	828	1,119	1,208
Charges to earnings	14,998	17,569	19,743
Charges to other accounts	(962)	0	0
Deductions	(14,784)	(17,860)	(19,832)
Balance at end of period	80	828	1,119
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	90,482	98,350	62,353
Charges to earnings	(837)	(6,072)	35,119
Charges to other accounts	(1,475)	(1,796)	878
Deductions	0	0	0
Balance at end of period	88,170	90,482	98,350
Other reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	2,801	2,204	2,518
Balance at end of period	$ 2,822	$ 2,801	$ 2,204